Note M - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum Related Party Loan		$ 120
Related Party Deposit Liabilities	$ 47,911	52,877
Promissory Note Payable To Directors and Affiliates [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Debt Instrument, Term	300 days
Promissory Note Payable To Directors and Affiliates [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.85%
Debt Instrument, Term	3 years
Directors and their Affiliates [Member]
Notes Payable, Related Parties	$ 3,558	$ 3,558